FUNDING DEBTS - Group's outstanding funding debts (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Short-term:
Short-term funding debts	¥ 194,200	$ 30,474	¥ 1,512,510
Long-term:
Long-term funding debts	0		15,000
Loan payables to investors of consolidated Trusts
Short-term:
Short-term funding debts	194,200		1,512,510
Long-term:
Long-term funding debts	¥ 0		¥ 15,000